Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.40%
Australia: 5.00%
ANZ Group Holdings Ltd. (Financials, Banks)	58,601	$1,497,610
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	12,373	461,470
BHP Group Ltd. (Materials, Metals & mining)	36,132	1,272,368
BlueScope Steel Ltd. (Materials, Metals & mining)	81,526	1,716,744
Commonwealth Bank of Australia (Financials, Banks)	5,961	619,985
Computershare Ltd. (Industrials, Professional services)	11,721	266,976
Dexus (Real estate, Office REITs)	70,236	328,668
Fortescue Ltd. (Materials, Metals & mining)	32,574	476,341
GPT Group (Real estate, Diversified REITs)	85,627	315,424
Insurance Australia Group Ltd. (Financials, Insurance)	83,199	440,311
Lottery Corp. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	80,213	287,660
Medibank Pvt Ltd. (Financials, Insurance)	160,945	517,782
Northern Star Resources Ltd. (Materials, Metals & mining)	52,587	1,059,753
Qantas Airways Ltd. (Industrials, Passenger airlines)	66,388	465,529
QBE Insurance Group Ltd. (Financials, Insurance)	137,443	1,889,285
Suncorp Group Ltd. (Financials, Insurance)	62,845	743,956
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	10,015	581,348
Westpac Banking Corp. (Financials, Banks)	44,180	1,194,288
		14,135,498
Austria: 0.74%
Erste Group Bank AG (Financials, Banks)	8,194	1,063,546
Raiffeisen Bank International AG (Financials, Banks)	14,729	745,151
Verbund AG (Utilities, Electric utilities)	3,793	278,529
		2,087,226
Denmark: 2.79%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	870	2,158,308
Carlsberg AS Class B (Consumer staples, Beverages)	2,969	401,971
Danske Bank AS (Financials, Banks)	8,238	420,376
Genmab AS (Health care, Biotechnology)†	4,787	1,536,314
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	27,601	1,618,950
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	5,971	482,392
Vestas Wind Systems AS (Industrials, Electrical equipment)	41,628	1,266,280
		7,884,591
Finland: 0.83%
Fortum Oyj (Utilities, Electric utilities)	30,439	718,550
Nokia Oyj (Information technology, Communications equipment)	77,921	500,981
Wartsila Oyj Abp (Industrials, Machinery)	27,954	1,133,226
		2,352,757
France: 10.54%
Air Liquide SA (Materials, Chemicals)	4,692	878,409
AXA SA (Financials, Insurance)	13,545	617,015
BNP Paribas SA (Financials, Banks)	21,848	2,361,854
Bouygues SA (Industrials, Construction & engineering)	9,480	512,525
Capgemini SE (Information technology, IT services)	1,933	300,616
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
France(continued)
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	18,511	$303,677
Cie de Saint-Gobain SA (Industrials, Building products)	7,051	695,544
Credit Agricole SA (Financials, Banks)	65,717	1,423,189
Danone SA (Consumer staples, Food products)	4,645	362,512
Dassault Aviation SA (Industrials, Aerospace & defense)	1,465	555,345
Edenred SE (Financials, Financial services)	6,049	126,697
Eiffage SA (Industrials, Construction & engineering)	19,056	2,822,373
Engie SA (Utilities, Multi-utilities)	98,203	2,921,763
EssilorLuxottica SA (Health care, Health care equipment & supplies)	2,256	689,663
Ipsen SA (Health care, Pharmaceuticals)	10,662	1,739,016
Legrand SA (Industrials, Electrical equipment)	2,536	405,816
L’Oreal SA (Consumer staples, Personal care products)	1,478	678,003
Louis Hachette Group (Communication services, Media)	38,799	76,344
Publicis Groupe SA (Communication services, Media)	17,927	1,789,230
Renault SA (Consumer discretionary, Automobiles)	22,162	837,479
Safran SA (Industrials, Aerospace & defense)	6,112	2,180,702
Sanofi SA (Health care, Pharmaceuticals)	13,673	1,283,617
Schneider Electric SE (Industrials, Electrical equipment)	7,100	2,039,192
Societe Generale SA (Financials, Banks)	11,235	982,824
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	27,609	2,001,214
Vinci SA (Industrials, Construction & engineering)	8,386	1,204,272
		29,788,891
Germany: 8.63%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	4,849	857,278
Allianz SE (Financials, Insurance)	6,787	2,991,119
Bayer AG (Health care, Pharmaceuticals)	11,900	628,548
Deutsche Bank AG (Financials, Capital markets)	38,628	1,524,730
Deutsche Post AG (Industrials, Air freight & logistics)	7,844	439,976
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	69,012	2,304,400
E.ON SE (Utilities, Multi-utilities)	16,385	346,973
Fresenius Medical Care AG (Health care, Health care providers & services)	4,946	222,256
Henkel AG & Co. KGaA (Consumer staples, Household products)	6,402	528,547
HOCHTIEF AG (Industrials, Construction & engineering)	3,448	1,450,098
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	7,199	493,141
Rheinmetall AG (Industrials, Aerospace & defense)	716	1,511,977
SAP SE (Information technology, Software)	13,647	2,759,058
Siemens AG (Industrials, Industrial conglomerates)	9,718	2,952,378
Siemens Energy AG (Industrials, Electrical equipment)†	27,813	4,765,543
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	6,015	300,667
Talanx AG (Financials, Insurance)†	2,594	327,466
		24,404,155
Hong Kong: 2.65%
BOC Hong Kong Holdings Ltd. (Financials, Banks)	302,500	1,596,895
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	44,500	365,987
Futu Holdings Ltd. ADR (Financials, Capital markets)†	8,388	1,363,637
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	15,300	846,464
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Hong Kong(continued)
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	10,100	$734,977
Power Assets Holdings Ltd. (Utilities, Electric utilities)	57,000	442,525
Techtronic Industries Co. Ltd. (Industrials, Machinery)	16,000	218,123
WH Group Ltd. (Consumer staples, Food products)144A	1,646,500	1,934,802
		7,503,410
Ireland: 0.09%
DCC PLC (Industrials, Industrial conglomerates)	4,045	256,602
Israel: 1.79%
Global-e Online Ltd. (Consumer discretionary, Broadline retail)†	33,165	1,212,180
Israel Discount Bank Ltd. Class A (Financials, Banks)	42,871	506,903
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	22,175	1,741,292
Monday.com Ltd. (Information technology, Software)†	821	94,210
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	34,074	1,161,242
Wix.com Ltd. (Information technology, IT services)†	3,875	336,505
		5,052,332
Italy: 3.55%
Banca Mediolanum SpA (Financials, Financial services)	37,206	871,458
Banco BPM SpA (Financials, Banks)	74,525	1,114,828
Enel SpA (Utilities, Electric utilities)	182,915	2,018,144
Generali (Financials, Insurance)	21,005	856,251
Intesa Sanpaolo SpA (Financials, Banks)	228,504	1,615,933
Leonardo SpA (Industrials, Aerospace & defense)	6,479	432,377
Poste Italiane SpA (Financials, Financial services)144A	14,337	377,275
Prysmian SpA (Industrials, Electrical equipment)	4,806	572,242
Snam SpA (Utilities, Gas utilities)	64,184	441,115
UniCredit SpA (Financials, Banks)	20,005	1,741,714
		10,041,337
Japan: 23.59%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	8,300	1,367,870
Aisin Corp. (Consumer discretionary, Automobile components)	70,900	1,266,039
Asahi Kasei Corp. (Materials, Chemicals)	29,900	289,707
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	113,800	1,576,552
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	22,100	572,635
Bridgestone Corp. (Consumer discretionary, Automobile components)	71,000	1,598,830
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	16,700	339,050
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	22,000	665,999
Central Japan Railway Co. (Industrials, Ground transportation)	24,800	690,189
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	19,700	352,286
Daifuku Co. Ltd. (Industrials, Machinery)	9,100	325,638
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	101,200	884,421
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	140,800	2,852,210
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	17,800	604,988
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
Daiwa Securities Group, Inc. (Financials, Capital markets)	54,900	$533,356
Fujikura Ltd. (Industrials, Electrical equipment)	3,600	455,234
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	1,100	302,152
Hitachi Ltd. (Industrials, Industrial conglomerates)	29,500	1,021,902
Hoya Corp. (Health care, Health care equipment & supplies)	7,300	1,220,283
Hulic Co. Ltd. (Real estate, Real estate management & development)	33,500	398,078
Inpex Corp. (Energy, Oil, gas & consumable fuels)	113,600	2,527,299
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	23,100	370,919
ITOCHU Corp. (Industrials, Trading companies & distributors)	81,500	1,037,972
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	21,500	342,866
Kawasaki Heavy Industries Ltd. (Industrials, Machinery)	5,500	457,563
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	76,800	1,106,146
Komatsu Ltd. (Industrials, Machinery)	11,800	452,069
Konami Group Corp. (Communication services, Entertainment)	3,000	435,578
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	14,800	3,480,046
LY Corp. (Communication services, Interactive media & services)	85,300	218,596
Makita Corp. (Industrials, Machinery)	18,000	622,370
Marubeni Corp. (Industrials, Trading companies & distributors)	20,100	664,329
MatsukiyoCocokara & Co. (Consumer staples, Consumer staples distribution & retail)	82,500	1,320,981
Mitsubishi Corp. (Industrials, Trading companies & distributors)	38,300	1,013,925
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	19,400	605,467
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	79,500	1,440,668
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	34,400	1,119,178
Mizuho Financial Group, Inc. (Financials, Banks)	19,700	863,434
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	29,600	752,050
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	41,200	834,862
NEC Corp. (Information technology, IT services)	22,000	740,631
Nintendo Co. Ltd. (Communication services, Entertainment)	12,000	779,659
Nitto Denko Corp. (Materials, Chemicals)	118,900	2,632,149
Nomura Holdings, Inc. (Financials, Capital markets)	34,200	312,255
Olympus Corp. (Health care, Health care equipment & supplies)	18,200	216,504
Oracle Corp. Japan (Information technology, Software)	14,500	980,034
ORIX Corp. (Financials, Financial services)	18,700	567,187
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	29,600	1,767,470
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	38,000	519,811
Recruit Holdings Co. Ltd. (Industrials, Professional services)	15,600	816,490
SBI Holdings, Inc. (Financials, Capital markets)	26,300	592,073
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	3,400	431,920
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	23,900	305,391
Sekisui Chemical Co. Ltd. (Industrials, Industrial conglomerates)	14,000	247,234
Sekisui House Ltd. (Consumer discretionary, Household durables)	13,400	297,682
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	16,500	235,730
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	15,200	311,739
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	49,800	1,368,567
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
Sompo Holdings, Inc. (Financials, Insurance)	22,400	$769,439
Sony Group Corp. (Consumer discretionary, Household durables)	130,600	2,914,787
Subaru Corp. (Consumer discretionary, Automobiles)	24,800	533,145
Sumitomo Corp. (Industrials, Trading companies & distributors)	30,300	1,223,473
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	38,900	1,690,124
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	24,300	859,199
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	27,100	368,869
T&D Holdings, Inc. (Financials, Insurance)	35,800	879,732
TDK Corp. (Information technology, Electronic equipment, instruments & components)	22,500	288,010
Tokio Marine Holdings, Inc. (Financials, Insurance)	28,800	1,065,764
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	5,500	1,468,112
Toyota Motor Corp. (Consumer discretionary, Automobiles)	105,400	2,386,415
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	18,200	659,274
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	45,000	1,491,083
		66,703,689
Luxembourg: 0.76%
ArcelorMittal SA (Materials, Metals & mining)†	19,211	1,047,045
Eurofins Scientific SE (Health care, Life sciences tools & services)	5,224	421,941
Spotify Technology SA (Communication services, Entertainment)†	1,079	539,878
Tenaris SA (Energy, Energy equipment & services)	6,266	139,338
		2,148,202
Netherlands: 6.38%
ABN AMRO Bank NV GDR (Financials, Banks)144A	19,646	723,306
Aegon Ltd. (Financials, Insurance)	131,773	1,027,464
Airbus SE (Industrials, Aerospace & defense)	5,139	1,178,098
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	616	518,278
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,783	6,891,877
ASR Nederland NV (Financials, Insurance)	4,379	317,564
BE Semiconductor Industries NV (Information technology, Semiconductors & semiconductor equipment)	2,418	471,486
Euronext NV (Financials, Capital markets)144A	2,033	284,117
Ferrari NV (Consumer discretionary, Automobiles)	1,374	457,331
Ferrovial SE (Industrials, Construction & engineering)	7,970	538,681
Havas NV (Communication services, Media)	3,879	80,225
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	11,087	433,159
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	55,983	272,605
Koninklijke Philips NV (Health care, Health care equipment & supplies)	28,890	826,326
NN Group NV (Financials, Insurance)	25,923	2,052,004
Prosus NV (Consumer discretionary, Broadline retail)	34,060	1,956,274
		18,028,795
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
New Zealand: 0.08%
Fisher & Paykel Healthcare Corp. Ltd. (Health care, Health care equipment & supplies)	9,794	$229,451
Norway: 0.52%
DNB Bank ASA (Financials, Banks)	11,937	342,970
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	11,389	390,908
Norsk Hydro ASA (Materials, Metals & mining)	40,227	360,562
Orkla ASA (Consumer staples, Food products)	32,033	379,852
		1,474,292
Portugal: 0.17%
EDP SA (Utilities, Electric utilities)	91,630	468,885
Singapore: 1.29%
DBS Group Holdings Ltd. (Financials, Banks)	29,110	1,354,699
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	31,600	527,370
Sea Ltd. ADR (Consumer discretionary, Broadline retail)†	4,628	539,116
Singapore Exchange Ltd. (Financials, Capital markets)	30,800	426,856
United Overseas Bank Ltd. (Financials, Banks)	17,500	526,472
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	99,200	260,458
		3,634,971
Spain: 3.29%
Acciona SA (Utilities, Electric utilities)	1,668	358,657
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	7,624	855,362
Aena SME SA (Industrials, Transportation infrastructure)144A	9,907	308,026
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	111,935	2,846,031
Banco Santander SA (Financials, Banks)	227,553	2,907,688
CaixaBank SA (Financials, Banks)	86,268	1,140,685
Enagas SA (Utilities, Gas utilities)	14,592	240,163
Naturgy Energy Group SA (Utilities, Gas utilities)	9,419	295,644
Telefonica SA (Communication services, Diversified telecommunication services)	84,152	340,645
		9,292,901
Sweden: 2.18%
Alfa Laval AB (Industrials, Machinery)	7,339	426,292
Assa Abloy AB Class B (Industrials, Building products)	10,568	426,991
Atlas Copco AB Class B (Industrials, Machinery)	14,417	259,207
Getinge AB Class B (Health care, Health care equipment & supplies)	17,429	382,332
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	21,946	247,855
Indutrade AB (Industrials, Machinery)	8,263	193,878
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	60,577	1,301,309
Skanska AB Class B (Industrials, Construction & engineering)	43,011	1,308,075
Swedbank AB Class A (Financials, Banks)	29,539	1,149,725
Telia Co. AB (Communication services, Diversified telecommunication services)	105,489	480,222
		6,175,886
Switzerland: 6.80%
ABB Ltd. (Industrials, Electrical equipment)	27,926	2,408,055
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Switzerland(continued)
Avolta AG (Consumer discretionary, Specialty retail)	33,346	$2,040,315
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	39	557,972
Coca-Cola HBC AG (Consumer staples, Beverages)	18,842	1,018,407
EMS-Chemie Holding AG (Materials, Chemicals)	259	201,357
Julius Baer Group Ltd. (Financials, Capital markets)	3,356	280,531
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,772	325,162
Nestle SA (Consumer staples, Food products)	19,981	1,897,943
Novartis AG (Health care, Pharmaceuticals)	38,628	5,727,367
Roche Holding AG (Health care, Pharmaceuticals)	8,048	3,651,036
Schindler Holding AG (Industrials, Machinery)	1,230	474,466
UBS Group AG (Financials, Capital markets)	13,940	656,202
		19,238,813
United Kingdom: 15.73%
3i Group PLC (Financials, Capital markets)	29,155	1,336,856
Ashtead Group PLC (Industrials, Trading companies & distributors)	4,461	286,104
Associated British Foods PLC (Consumer staples, Food products)	49,623	1,293,526
AstraZeneca PLC (Health care, Pharmaceuticals)	18,940	3,524,652
Aviva PLC (Financials, Insurance)	49,085	427,038
BAE Systems PLC (Industrials, Aerospace & defense)	13,369	361,113
Barclays PLC (Financials, Banks)	267,788	1,781,572
BP PLC (Energy, Oil, gas & consumable fuels)	333,943	2,119,339
British American Tobacco PLC (Consumer staples, Tobacco)	46,960	2,811,918
Bunzl PLC (Industrials, Trading companies & distributors)	10,570	296,212
Centrica PLC (Utilities, Multi-utilities)	227,709	594,973
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	94,500	765,111
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	8,766	262,330
Endeavour Mining PLC (Materials, Metals & mining)	55,535	3,208,354
GSK PLC (Health care, Pharmaceuticals)	52,916	1,358,729
Halma PLC (Information technology, Electronic equipment, instruments & components)	10,536	510,936
HSBC Holdings PLC (Financials, Banks)	245,681	4,321,228
Imperial Brands PLC (Consumer staples, Tobacco)	54,595	2,290,458
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	3,210	432,708
Kingfisher PLC (Consumer discretionary, Specialty retail)	68,264	315,256
Legal & General Group PLC (Financials, Insurance)	71,165	258,151
NatWest Group PLC (Financials, Banks)	313,239	2,851,185
Pearson PLC (Consumer discretionary, Diversified consumer services)	22,648	296,702
Phoenix Group Holdings PLC (Financials, Insurance)	86,500	875,289
Reckitt Benckiser Group PLC (Consumer staples, Household products)	9,182	765,411
Rio Tinto PLC (Materials, Metals & mining)	23,565	2,172,680
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)	176,391	2,922,926
Sage Group PLC (Information technology, Software)	29,136	381,699
Shell PLC (Energy, Oil, gas & consumable fuels)	39,808	1,521,928
Smith & Nephew PLC (Health care, Health care equipment & supplies)	57,337	974,437
Smiths Group PLC (Industrials, Industrial conglomerates)	6,539	224,586
Standard Chartered Bank PLC (Financials, Banks)	31,764	809,305
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
United Kingdom(continued)
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	244,101	$1,420,235
Vodafone Group PLC (Communication services, Wireless telecommunication services)	465,925	684,727
		44,457,674
Total common stocks (Cost $176,751,049)		275,360,358

	Dividend rate
Preferred stocks: 0.12%
Germany: 0.12%
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.42	3,721	327,096
Total preferred stocks (Cost $339,218)			327,096

		Yield
Short-term investments: 1.81%
Investment companies: 1.81%
Allspring Government Money Market Fund Select Class♠∞		3.63%	5,122,438	5,122,438
Total short-term investments (Cost $5,122,438)				5,122,438
Total investments in securities (Cost $182,212,705)	99.33%			280,809,892
Other assets and liabilities, net	0.67			1,907,823
Total net assets	100.00%			$282,717,715

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,007,632	$30,467,325	$(28,352,519)	$0	$0	$5,122,438	5,122,438	$147,347
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	31	3-20-2026	$4,597,957	$4,707,040	$109,083	$0
See accompanying notes to portfolio of investments
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Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2026, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
10 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—January 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$14,135,498	$0	$0	$14,135,498
Austria	2,087,226	0	0	2,087,226
Denmark	7,884,591	0	0	7,884,591
Finland	2,352,757	0	0	2,352,757
France	29,788,891	0	0	29,788,891
Germany	24,404,155	0	0	24,404,155
Hong Kong	7,503,410	0	0	7,503,410
Ireland	256,602	0	0	256,602
Israel	5,052,332	0	0	5,052,332
Italy	10,041,337	0	0	10,041,337
Japan	66,703,689	0	0	66,703,689
Luxembourg	2,148,202	0	0	2,148,202
Netherlands	18,028,795	0	0	18,028,795
New Zealand	229,451	0	0	229,451
Norway	1,474,292	0	0	1,474,292
Portugal	468,885	0	0	468,885
Singapore	3,634,971	0	0	3,634,971
Spain	9,292,901	0	0	9,292,901
Sweden	6,175,886	0	0	6,175,886
Switzerland	19,238,813	0	0	19,238,813
United Kingdom	44,457,674	0	0	44,457,674
Preferred stocks
Germany	327,096	0	0	327,096
Short-term investments
Investment companies	5,122,438	0	0	5,122,438
	280,809,892	0	0	280,809,892
Futures contracts	109,083	0	0	109,083
Total assets	$280,918,975	$0	$0	$280,918,975
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of January 31, 2026, $258,714 was segregated as cash collateral for these open futures contracts.
At January 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
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